PAYROLL AND RELATED BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Payroll And Related Benefits
Schedule of payroll and related benefits

	2024	2023	2022
Wages and salaries	5,073.0	4,550.2	4,496.1
Social security contributions	1,389.1	1,322.3	1,239.7
Other personnel costs	1,045.8	970.7	1,075.9
Increase in liabilities for defined benefit plans	165.7	145.6	157.8
Share-based payments	393.8	333.4	311.6
Contributions to defined contribution plans	99.2	91.3	82.0
	8,166.6	7,413.5	7,363.1

Schedule of payroll expenses and related benefits

	2024	2023	2022
Cost of sales	2,796.1	2,629.6	2,510.4
Distribution expenses	1,570.8	1,289.9	1,396.3
Commercial expenses	1,619.1	1,321.3	1,504.8
Administrative expenses	2,029.6	1,907.6	1,798.7
Net finance costs	112.6	114.3	107.8
Other operating (income)/expenses	(62.4)	(1.3)	1.5
Exceptional items	100.8	152.1	43.6
	8,166.6	7,413.5	7,363.1